Fair Value Measurements (Details) - Schedule of key inputs used in the valuation of the SAFE - USD ($)				1 Months Ended	12 Months Ended
	Oct. 13, 2021	Mar. 25, 2021	Sep. 30, 2020	Jan. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Key Inputs Used In The Valuation Of The Safe Abstract
Expected fair value per share of Preferred Shares $ (in Dollars)				$ 54.94	$ 68.1
Expected fair value per share of Ordinary Shares $ (in Dollars per share)				$ 41.43	$ 38.53
Probability of equity financing occurrence				50.00%	5.00%
Probability of liquidity event occurrence				50.00%	95.00%
Probability of dissolution occurrence				0.00%	0.00%
Discount upon conversion to Preferred Share				10.00%	10.00%
Time to liquidity (years)	2 months 19 days	9 months	1 year 3 months	1 year	6 months	1 year
Risk-Free Interest	0.05%	0.06%	0.01%	0.10%	0.19%	0.10%
Underlying asset volatility	59.65%	93.96%	118.40%	102.90%	62.67%	102.90%